STOCK OPTIONS AND WARRANTS (Details 1) - Warrants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares Outstanding, Beginning	$ 3,698,238	$ 1,164,673	$ 1,164,673
Granted	10,652,460	2,533,565	0
Forfeited		0	0
Exercised	(3,488,171)	0
Expired		0	0
Number of Shares Outstanding, Ending	$ 10,862,527	$ 3,698,238	$ 1,164,673
Number of Shares Exercisable	10,862,527	3,698,238
Weighted Average Exercise Price Outstanding, Beginning	$ 2.02	$ 6.41	$ 6.41
Weighted Average Exercise Price Outstanding, Granted	0.63	2.02
Weighted Average Exercise Price Outstanding, Ending	0.66	2.02	$ 6.41
Weighted Average Exercise Price Exercisable	$ 0.66	$ 2.02
Weighted Average Remaining Contractual Term Outstanding, Beginning	2 years 10 days	3 years 4 days	4 years 3 days
Weighted Average Remaining Contractual Term Outstanding, Ending	5 years 1 month 2 days	2 years 10 days	3 years 3 days
Weighted Average Remaining Contractual Term Exercisable	5 years 1 month 2 days	2 years 10 days
Aggregate Intrinsic Value Outstanding, Beginning	$ 4,992,621
Aggregate Intrinsic Value Outstanding, Ending Balance	0	$ 4,992,621	$ 5,360
Aggregate Intrinsic Value Exercisable	$ 0	$ 4,992,621
Weighted Average Remaining Contractual Term Outstanding, Granted		2 years 14 days